SUPPLEMENT TO THE PROSPECTUS

Waddell & Reed Funds, Inc. Class B Shares


The following information supplements and supersedes any contrary information contained in the Prospectus:

At a special meeting of shareholders scheduled for July 24, 1997, shareholders of each series (each, a "Fund") of Waddell & Reed Funds, Inc. will be asked to approve proposals relating to the following, as applicable to one or more of the
Funds:

1. Goal of Asset Strategy Fund. Shareholders will be asked to approve changing Asset Strategy Fund's goal to state that the Fund "seeks high total return over the long term." If approved, Asset Strategy Fund intends to eliminate the current non-fundamental, operating policy limiting the amount of a reallocation among its asset classes and to revise the current non-fundamental, operating policy regarding the specified mix and ranges of its assets as follows:

     Mix                      Range
     Stock class              0-100%
     70%
     Bond class               0-100%
     25%
     Short-term class         0-100%
     5%

2. Investment Restrictions. Shareholders of each Fund will be asked to approve elimination of or changes to certain of the Funds' fundamental restrictions. If approved, the current fundamental restrictions regarding repurchase transactions (Municipal Bond Fund only), arbitrage transactions, securities owned by affiliated persons and (except for Municipal Bond Fund) warrants and rights would be eliminated. Also, if approved, the current fundamental restrictions regarding investments in commodities and commodity contracts, loans, margin purchases and short sales would be modified.

If the foregoing changes to a Fund's fundamental investment restrictions are approved, that Fund intends to implement a new non-fundamental, operating policy regarding derivative instruments. This operating policy would be in addition to the other non-fundamental restrictions and policies set forth in the prospectus and Statement of Additional Information and could be changed by the Board of Directors without shareholder approval.

To be attached to the cover page of the Prospectus of Waddell & Reed Funds, Inc. Class B shares dated June 30, 1996, as supplemented January 30, 1997.

This Supplement is dated May 29, 1997.

WRS3000E

SUPPLEMENT TO THE PROSPECTUS

Waddell & Reed Funds, Inc. Class Y Shares


The following information supplements and supersedes any contrary information contained in the Prospectus:

At a special meeting of shareholders scheduled for July 24, 1997, shareholders of each series (each, a "Fund") of Waddell & Reed Funds, Inc. will be asked to approve proposals relating to the following, as applicable to one or more of the
Funds:

1. Goal of Asset Strategy Fund. Shareholders will be asked to approve changing Asset Strategy Fund's goal to state that the Fund "seeks high total return over the long term." If approved, Asset Strategy Fund intends to eliminate the current non-fundamental, operating policy limiting the amount of a reallocation among its asset classes and to revise the current non-fundamental, operating policy regarding the specified mix and ranges of its assets as follows:

     Mix                      Range
     Stock class              0-100%
     70%
     Bond class               0-100%
     25%
     Short-term class         0-100%
     5%

2. Investment Restrictions. Shareholders of each Fund will be asked to approve elimination of or changes to certain of the Funds' fundamental restrictions. If approved, the current fundamental restrictions regarding repurchase transactions (Municipal Bond Fund only), arbitrage transactions, securities owned by affiliated persons and (except for Municipal Bond Fund) warrants and rights would be eliminated. Also, if approved, the current fundamental restrictions regarding investments in commodities and commodity contracts, loans, margin purchases and short sales would be modified.

If the foregoing changes to a Fund's fundamental investment restrictions are approved, that Fund intends to implement a new non-fundamental, operating policy regarding derivative instruments. This operating policy would be in addition to the other non-fundamental restrictions and policies set forth in the prospectus and Statement of Additional Information and could be changed by the Board of Directors without shareholder approval.

To be attached to the cover page of the Prospectus of Waddell & Reed Funds, Inc. Class Y shares dated June 30, 1996, as supplemented January 30, 1997.

This Supplement is dated May 29, 1997.

WRS3000YF

WADDELL & REED FUNDS, INC.

             Supplement to the Statement of Additional Information

                Dated June 30, 1996, as Previously Supplemented


The following information supplements and supersedes any contrary information contained in the Statement of Additional Information:

Investment Restrictions. At a special meeting of shareholders scheduled for July 24, 1997 ("Special Meeting"), shareholders of each series (each, a "Fund") of Waddell & Reed Funds, Inc. will be asked to approve elimination and modification of certain of the Funds' fundamental investment restrictions. If approved, the following investment restrictions will supersede and replace the restrictions listed in the "Investment Restrictions" section:

     Total Return Fund, Growth Fund, Limited-Term Bond Fund, Municipal Bond Fund and International Growth Fund may not buy real estate, any nonliquid interests in real estate investment trusts or interests in real estate limited partnerships; however, each of these Funds may buy obligations or instruments that it otherwise may buy even though the issuer invests in real estate or interests in real estate. Asset Strategy Fund may not invest in real estate limited partnerships or purchase or sell real estate unless acquired as a result of ownership of securities (but this shall not prevent this Fund from purchasing and selling securities issued by companies or other entities or investment vehicles that deal in real estate or interests therein, nor shall this prevent this Fund from purchasing interests in pools of real estate mortgage loans).

     (ii) Total Return Fund, Growth Fund, Limited-Term Bond Fund, Municipal Bond Fund, Municipal Bond Fund and International Growth Fund may not acquire shares of an investment company that issues redeemable securities. Total Return Fund, Growth Fund and International Growth Fund may buy shares of an investment company that does not issue redeemable securities if the Fund does so in a regular transaction in the open market and in compliance with the requirements of the Investment Company Act of 1940, as amended ("1940 Act").
        Notwithstanding the foregoing, each of these Funds may also acquire investment company shares as part of a merger, consolidation or other reorganization.

     (iii) Total Return Fund, Growth Fund, Limited-Term Bond Fund, Municipal Bond Fund and International Growth Fund may not lend money or other assets, other than through certain limited types of loans; however, each of these Funds may buy debt securities and other obligations consistent with its goal and its other investment policies and restrictions, may enter into repurchase agreements and, except
        Municipal Bond Fund, may lend its portfolio securities. Asset Strategy Fund may not make loans, except (a) by lending portfolio securities provided that no securities loan will be made if, as a result thereof, more than 10% of this Fund's total assets (taken at current value) would be lent to another party; (b) through the purchase of debt securities and other obligations consistent with its goal and its other investment policies and restrictions; and (c) by engaging in repurchase agreements with respect to portfolio securities.

     (iv) No Fund may invest for the purpose of exercising control or management of another issuer.
     (v) No Fund may sell securities short (unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short) or purchase securities on margin, except that (1) this policy does not prevent a Fund from entering into short positions in foreign currency, futures contracts, options, forward contracts, swaps, caps, collars, floors and other financial instruments, (2) a Fund may obtain such short-term credits as are necessary for the clearance of transactions, and (3) a Fund may make margin payments in connection with futures contracts, options, forward contracts, swaps, caps, collars, floors and other financial instruments.

     (vi) No Fund may engage in the underwriting of securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed an underwriter under Federal securities laws.

     (vii) No Fund may invest in a security if, as a result, it would own more than 10% of the outstanding voting securities of an issuer, or if more than 5% of the Fund's total assets would be invested in securities of that issuer, provided that U.S. Government Securities are not subject to this limitation and up to 25% of the Fund's total assets may be invested without regard to these restrictions.

     (viii) No Fund may buy a security if, as a result, 25% or more of the Fund's total assets would then be invested in securities of issuers having their principal business activities in the same industry, except for municipal bonds (other than industrial development bonds) and U.S. Government Securities.

     (ix)      Municipal Bond Fund may not purchase warrants.

     (x) Total Return Fund, Growth Fund, Limited-Term Bond Fund, Municipal Bond Fund and International Growth Fund may not purchase or sell physical commodities; however, this policy shall not prevent these Funds from purchasing and selling foreign currency, futures contracts, options, forward contracts, swaps, caps, collars, floors and other financial instruments. Asset Strategy Fund may not purchase or sell physical commodities, except that this Fund may purchase and sell precious metals for temporary, defensive purposes; however, this policy shall not prevent this Fund from purchasing and selling foreign currency, futures contracts, options, forward contracts, swaps, caps, collars, floors and other financial instruments.

     (xi) Total Return Fund, Growth Fund, Limited-Term Bond Fund, Municipal Bond Fund and International Growth Fund may not issue senior securities. Asset Strategy Fund may not issue bonds or any other class of securities preferred over shares of the Fund in respect of the Fund's assets or earnings, provided that this Fund may issue additional series and classes of shares in accordance with its Articles of Incorporation.

     Total Return Fund, Growth Fund, Limited-Term Bond Fund, Municipal Bond Fund and International Growth Fund may not borrow money, except that these Funds may borrow money (and pledge assets in connection therewith) from banks for temporary, extraordinary or emergency purposes but only up to 5% of their respective assets. Asset Strategy Fund may not borrow money, except that this Fund may borrow money for emergency or extraordinary purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of the value of its total assets (less liabilities other than borrowings). Any borrowings that come to exceed 33 1/3% of the value of Asset Strategy Fund's total assets by reason of a decline in net assets will be reduced within three days to the extent necessary to comply with the 33 1/3% limitation. For purposes of this limitation, "three days" means three days, exclusive of Sundays and holiday.

     Total Return Fund, Growth Fund, Limited-Term Bond Fund, Municipal Bond Fund and International Growth Fund may not invest in interests in oil, gas or mineral leases or mineral development programs, including oil and gas limited partnerships.

     If the proposed changes to a Fund's fundamental investment restrictions are approved, that Fund intends to implement the following new non-fundamental, operating policy which would supersede and replace the Fund's current non-fundamental restrictions and policies on these matters:

     Generally, each Fund may purchase and sell any type of derivative instrument (including, without limitation, futures contracts, options, forward contracts, swaps, caps, collars, floors and indexed securities). However, the Fund will only purchase or sell a particular derivative instrument if the Fund is authorized to invest in the type of asset by which the return on, or value of, the derivative instrument is primarily measured or, with respect to foreign currency derivatives, if the Fund is authorized to invest in foreign securities.

This Supplement is dated May 29, 1997.